Employment and Compensation Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Share-based compensation expense	$ 13,715	$ 17,663
Tax benefits	$ 2,740	$ 3,192
Authorized grants	250,000
Stock options not granted	64,399	79,307
Unrecognized compensation cost	$ 19,637	$ 29,633
Recognition period of unrecognized compensation cost	5 years
Management Incentive Plan
Employment and Compensation Arrangements
Vesting period	5 years